Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment	$ 59,283	$ 55,221	$ 35,797
Less: accumulated depreciation and amortization	(15,721)	(14,090)	(9,744)
Property and equipment, net	$ 43,562	41,131	26,053
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment		35,254	24,021
Internal-use software
Property, Plant and Equipment [Line Items]
Property and equipment		4,764	3,442
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment		4,459	2,184
Computers and software
Property, Plant and Equipment [Line Items]
Property and equipment		3,677	2,031
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment		519	267
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment		$ 6,548	$ 3,852